23. Provision for legal and administrative proceedings (Details Narrative 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 18,734,644	R$ 16,757,282
Tax Claim FUST and FUNTTEL [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 2,979,404	R$ 2,709,076